Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 221,849	$ 167,289
Less: accumulated depreciation	(116,781)	(118,896)
Property and equipment, net	105,068	48,393
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	121,881	120,271
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 99,968	$ 47,018